Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of net defined benefit liability (asset) [line items]
Interest income (expense)	$ 5	$ 7
Represented by:
Pension assets (Note 14)				$ 301		$ 360
Accrued retirement benefit liability			$ (564)		$ (505)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	259
Balance at end of year liability (asset)	182	259
Funding surplus (deficit)			254		322
Represented by:
Pension assets (Note 14)			301		360
Accrued retirement benefit liability			(119)		(101)
Net accrued retirement benefit asset (liability)	182	259	182		259
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,337)	(2,125)
Current service cost	55	47
Benefits paid	(146)	(137)
Interest income (expense)	(69)	(78)
Obligation experience adjustments	27	5
Effect from change in financial assumptions	221	220
Effect from change in demographic assumptions	1	5
Changes in foreign exchange rates	6	6
Balance at end of year liability (asset)	(2,558)	(2,337)
Represented by:
Net accrued retirement benefit asset (liability)	(2,558)	(2,125)	(2,558)		(2,337)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	2,659	2,423
Benefits paid	(146)	(137)
Interest income (expense)	79	90
Changes in foreign exchange rates	(5)	(5)
Return on plan assets, excluding amounts included in interest income	204	265
Contributions by the employer	21	23
Balance at end of year liability (asset)	2,812	2,659
Represented by:
Net accrued retirement benefit asset (liability)	2,659	2,659	2,812		2,659
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(63)	(134)
Interest income (expense)	(2)	(5)
Change in asset ceiling	7	(76)
Balance at end of year liability (asset)	(72)	(63)
Represented by:
Net accrued retirement benefit asset (liability)	(63)	(63)	(72)		(63)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(404)
Balance at end of year liability (asset)	(445)	(404)
Funding surplus (deficit)			(445)		(404)
Represented by:
Pension assets (Note 14)			0		0
Accrued retirement benefit liability			(445)		(404)
Net accrued retirement benefit asset (liability)	(404)	(404)	(445)		(404)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(404)	(392)
Current service cost	19	17
Benefits paid	(17)	(19)
Interest income (expense)	(13)	(16)
Obligation experience adjustments	(3)	4
Effect from change in financial assumptions	33	45
Effect from change in demographic assumptions	(3)	(43)
Changes in foreign exchange rates	1	8
Balance at end of year liability (asset)	(445)	(404)
Represented by:
Net accrued retirement benefit asset (liability)	(445)	(392)	(445)		(404)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	(17)	(19)
Interest income (expense)	0	0
Changes in foreign exchange rates	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	17	19
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	0	0	0		0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Change in asset ceiling	0	0
Balance at end of year liability (asset)	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0	$ 0		$ 0